Fee Revenue - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Contract liabilities, revenue recognized	$ 188.3	$ 184.9	$ 195.2
Revenue recognized, remaining performance obligation	1,287.7
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2026-05-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue recognized, remaining performance obligation	$ 610.7
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2027-05-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue recognized, remaining performance obligation	$ 394.0
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2028-05-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue recognized, remaining performance obligation	$ 149.5
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2029-05-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue recognized, remaining performance obligation	$ 133.5
Revenue, remaining performance obligation, expected timing of satisfaction, period